RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Notes to Financial Statements
Management fees	$ 43,917	$ 30,000
Stock-based Compensation	30,000	0
Total	$ 73,917	$ 30,000